Supplementary Financial Information (Restricted Cash) (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Oct. 03, 2016	Dec. 31, 2015
Successor
Restricted Cash and Investments, Current	$ 61	$ 95	$ 143
Restricted Cash and Investments, Noncurrent	650	650	650
Predecessor
Restricted Cash and Investments, Current			12	$ 519
Restricted Cash and Investments, Noncurrent			$ 650	507
Vistra Operations Credit Facility [Member] | Successor
Restricted Cash and Investments, Current	0	0
Restricted Cash and Investments, Noncurrent	650	650
Vistra Operations Credit Facility [Member] | Predecessor
Restricted Cash and Investments, Current				0
Restricted Cash and Investments, Noncurrent				0
Amounts related to restructuring escrow accounts [Member] | Successor
Restricted Cash and Investments, Current	61	90
Restricted Cash and Investments, Noncurrent	0	0
Amounts related to restructuring escrow accounts [Member] | Predecessor
Restricted Cash and Investments, Current				0
Restricted Cash and Investments, Noncurrent				0
Other | Successor
Restricted Cash and Investments, Current	0	5
Restricted Cash and Investments, Noncurrent	$ 0	0
Other | Predecessor
Restricted Cash and Investments, Current				0
Restricted Cash and Investments, Noncurrent				0
Amounts Related to the DIP Facility [Member] | Predecessor
Restricted Cash and Investments, Current				519
Restricted Cash and Investments, Noncurrent				0
Amounts Related to TCEH Pre Petition Letter of Credit Facility [Member] | Successor
Restricted Cash and Investments, Current		0
Restricted Cash and Investments, Noncurrent		$ 0
Amounts Related to TCEH Pre Petition Letter of Credit Facility [Member] | Predecessor
Restricted Cash and Investments, Current				0
Restricted Cash and Investments, Noncurrent				$ 507